FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Inputs, Level 1 [Member]
Assets
Impaired loans	$ 0	$ 0
Other Real Estate Owned, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Impaired loans	0	0
Other Real Estate Owned, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Impaired loans	2,671	8,154
Other Real Estate Owned, Fair Value Disclosure	$ 1,086	$ 3,921